UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    4 Orinda Way
            Orinda, CA 94563

Form 13F File Number: 28-06355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                  08/13/02
-----------------                  -------------               ----------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $129,476
                                           (thousands)

List of other Included Managers:            None

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                                                          DIS-   OTHER
                                TITLE OF         CUSIP     MARKET   SHARES OR  SH   PUT/  CRE-   MANA-     VOTING AUTHORITY
 NAME OF ISSUER                  CLASS           NUMBER    VALUE     PRN AMT   PRN  CALL  TION   GERS    SOLE   SHARED   NONE
 --------------                  -----           ------    -----     -------   ---  ----  ----   ----    ----   ------   ----
AT + T CORP                       com          001957109    12,787   1,195,000  SH        Sole    0   1,195,000
COMCAST CORP                      com          200300200    10,916     458,000  SH        Sole    0     458,000
FEDEX CORP                        com          31428X106    17,729     332,000  SH        Sole    0     332,000
GENERAL MTRS CORP                 com          370442105    16,356     306,000  SH        Sole    0     306,000
HILTON HOTELS CORP                com          432848109    11,815     850,000  SH        Sole    0     850,000
MARRIOTT INTL INC NEW             com          571903202     7,838     206,000  SH        Sole    0     206,000
PIONEER NAT RES CO                com          723787107    13,025     500,000  SH        Sole    0     500,000
GRAFTECH INTL LTD                 com          384313102     5,843     475,000  SH        Sole    0     475,000
WASTE MGMT INC DEL                com          94106L109    13,937     535,000  SH        Sole    0     535,000
MONY Group                        com          615337102     3,792     111,500  SH        Sole    0     111,500
FAIRFAX FINL HLDGS LTD            sub vtg com  303901102     4,504      45,000  SH        Sole    0      45,000
SAKS INC                          com          79377W108     3,634     283,000  SH        Sole    0     283,000
SERVICE MASTER COMPANY            com          81760N109     3,855     281,000  SH        Sole    0     281,000
YUM BRANDS INC                    com          988498101       842      28,800  SH        Sole    0      28,800
TELEPHONE + DATA SYS INC          com          879433100     2,604      43,000  sh        Sole    0      43,000
                                                           -------  ----------                        ---------
                                                           129,476   5,649,300                        5,649,300
                                                           =======  ==========                        =========